Provisions	12 Months Ended
Dec. 31, 2025
Disclosure Provisions Abstract
Provisions

18	Provisions

	2025 £’000	2024 £’000	2023 £’000
Opening provision at 1 January	–	–	207
Utilisation of provision	–	–	(207)
Provision recognised in the year	–	–	–
At 31 December	–	–	–
Less: non-current portion	–	–	–
Current portion	–	–	–